Exhibit 99.1

CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2020-1
Statement to Securityholders
Determination Date: September 12, 2022

Payment Date	9/15/2022
Collection Period Start	8/1/2022
Collection Period End	8/31/2022
Interest Period Start	8/15/2022
Interest Period End	9/14/2022

Cut-Off Date Net Pool Balance	$1,356,484,236.72
Cut-Off Date Adjusted Pool Balance	$1,356,484,236.72

I. DEAL SUMMARY

	Beginning Note Balance	Principal Payment	Ending Note Balance	Note Factor	Final Scheduled Payment Date
Class A-1 Notes	$—	$—	$—	—	Feb-21
Class A-2 Notes	$—	$—	$—	—	Jun-23
Class A-3 Notes	$184,965,162.40	$19,485,744.83	$165,479,417.57	0.375237	Nov-24
Class A-4 Notes	$122,790,000.00	$—	$122,790,000.00	1.000000	Aug-25
Class B Notes	$13,565,000.00	$—	$13,565,000.00	1.000000	Sep-25
Class C Notes	$13,565,000.00	$—	$13,565,000.00	1.000000	Oct-25
Class D Notes	$13,564,000.00	$—	$13,564,000.00	1.000000	Jul-26
Total Notes	$348,449,162.40	$19,485,744.83	$328,963,417.57

	Beginning Balance	Ending Balance	Pool Factor
Net Pool Balance	$351,840,372.99	$332,354,628.16	0.245012
YSOC Amount	N/A	N/A
Adjusted Pool Balance	$351,840,372.99	$332,354,628.16
Overcollateralization Amount (Adjusted Pool Balance - Note Balance)	$3,391,210.59	$3,391,210.59
Reserve Account Balance	$3,391,210.59	$3,391,210.59

	Beginning Note Balance	Interest Rate	Accrual Methodology	Interest Payment
Class A-1 Notes	$—	1.63725%	ACT/360	$—
Class A-2 Notes	$—	1.64000%	30/360	$—
Class A-3 Notes	$184,965,162.40	1.60000%	30/360	$246,620.22
Class A-4 Notes	$122,790,000.00	1.63000%	30/360	$166,789.75
Class B Notes	$13,565,000.00	1.79000%	30/360	$20,234.46
Class C Notes	$13,565,000.00	1.98000%	30/360	$22,382.25
Class D Notes	$13,564,000.00	2.23000%	30/360	$25,206.43
Total Notes	$348,449,162.40			$481,233.11

II. COLLATERAL POOL BALANCE

	Beginning of Period	End of Period
Net Pool Balance	$351,840,372.99	$332,354,628.16
Adjusted Pool Balance (Net Pool Balance - YSOC Amount)	$351,840,372.99	$332,354,628.16
Number of Receivable Outstanding	34,233	33,350
Weight Average Contract Rate	4.60%	4.60%
Weighted Average Remaining Term (months)	32	31

III. FUNDS AVAILABLE FOR DISTRIBUTION

Available Funds:
a. Collections
Interest Collections	$1,375,363.52
Principal Collections	$19,424,476.37
Liquidation Proceeds	$81,271.83
b. Repurchase Price	$—
c. Optional Purchase Price	$—
d. Reserve Account Excess Amount	$—
Total Available Funds	$20,881,111.72
Reserve Account Draw Amount	$—
Total Funds Available for Distribution	$20,881,111.72

IV. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Servicing Fee	$293,200.31	$293,200.31	$—	$—	$20,587,911.41
Interest - Class A-1 Notes	$—	$—	$—	$—	$20,587,911.41
Interest - Class A-2 Notes	$—	$—	$—	$—	$20,587,911.41
Interest - Class A-3 Notes	$246,620.22	$246,620.22	$—	$—	$20,341,291.19
Interest - Class A-4 Notes	$166,789.75	$166,789.75	$—	$—	$20,174,501.44
First Allocation of Principal	$—	$—	$—	$—	$20,174,501.44
Interest - Class B Notes	$20,234.46	$20,234.46	$—	$—	$20,154,266.98
Second Allocation of Principal	$—	$—	$—	$—	$20,154,266.98
Interest - Class C Notes	$22,382.25	$22,382.25	$—	$—	$20,131,884.73
Third Allocation of Principal	$2,530,534.24	$2,530,534.24	$—	$—	$17,601,350.49
Interest - Class D Notes	$25,206.43	$25,206.43	$—	$—	$17,576,144.06
Fourth Allocation of Principal	$13,564,000.00	$13,564,000.00	$—	$—	$4,012,144.06
Reserve Account Deposit Amount	$—	$—	$—	$—	$4,012,144.06
Regular Principal Distribution Amount	$3,391,210.59	$3,391,210.59	$—	$—	$620,933.47
Owner Trustee, Indenture Trustee, and ARR Fees & Expenses	$—	$—	$—	$—	$620,933.47
Remaining Funds to Certificates	$620,933.47	$620,933.47	$—	$—	$—
Total	$20,881,111.72	$20,881,111.72	$—	$—

V. OVERCOLLATERALIZATION INFORMATION

Yield Supplement Overcollateralization Amount:
Beginning Period YSOC Amount	N/A
Increase/(Decrease)	N/A
Ending YSOC Amount	N/A

Overcollateralization:	Beginning of Period	End of Period
Adjusted Pool Balance	$351,840,372.99	$332,354,628.16
Note Balance	$348,449,162.40	$328,963,417.57
Overcollateralization (Adjusted Pool Balance - Note Balance)	$3,391,210.59	$3,391,210.59
Target Overcollateralization Amount	$3,391,210.59	$3,391,210.59
Overcollateralization Shortfall	$—	$—

VI. RESERVE ACCOUNT

Specified Reserve Account Balance	$3,391,210.59
Beginning Reserve Account Balance	$3,391,210.59
Reserve Account Deposit Amount	$—
Reserve Account Draw Amount	$—
Reserve Account Excess Amount	$—
Ending Reserve Account Balance	$3,391,210.59

VII. NET LOSS AND DELINQUENT RECEIVABLES

Net Loss:	% of EOP Net Pool Balance	# of Receivables	Amount
Defaulted Receivables during Collection Period (Principal Balance)	0.02%	6	$61,268.46
Liquidation Proceeds of Defaulted Receivables[1]	0.02%	67	$81,271.83
Monthly Net Losses (Liquidation Proceeds)			$(20,003.37)
Net Losses as % of Average Pool Balance (annualized)
Third Preceding Collection Period			0.20%
Second Preceding Collection Period			0.32%
Preceding Collection Period			0.05%
Current Collection Period			(0.07)%
Four-Month Average Net Loss Ratio			0.12%
Cumulative Net Losses for All Periods			$1,378,007.56
Cumulative Net Loss Ratio			0.10%
[1] Liquidation Proceeds include all proceeds on a receivable after it has been charged-off.

Delinquent Receivables:	% of EOP Net Pool Balance	# of Receivables	Principal Balance
30-59 Days Delinquent	0.28%	66	$915,859.53
60-89 Days Delinquent	0.10%	27	$327,149.00
90-119 Days Delinquent	0.02%	7	$57,262.72
120+ Days Delinquent	0.00%	0	$—
Total Delinquent Receivables	0.39%	100	$1,300,271.25

Repossession Inventory:		# of Receivables	Principal Balance
Repossessed in the Current Collection Period		2	$19,352.06
Total Repossessed Inventory		5	$59,275.31

60+ Delinquency Percentage:		# of Receivables	Amount
60+ Day Delinquent Receivables		34	$384,411.72
60+ Delinquencies as % of EOP Net Pool Balance
Third Preceding Collection Period			0.06%
Second Preceding Collection Period			0.07%
Preceding Collection Period			0.08%
Current Collection Period			0.12%
Delinquency Trigger			4.50%
Current Delinquency Percentage Exceeds Delinquency Trigger? (Yes/No)			No

VIII. TEMPORARY FORBEARANCE
The table below presents accounts which received a short-term payment extension in the month of August 2022:

	Month-End Balance		# of Receivables
	($MM)	(%)	(#)	(%)
Total Extensions	0.37	0.11%	28	0.08%